Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
21.	Commitments and contingencies

a)	Contingencies

APUC and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider APUC’s exposure to such litigation to be material to these financial statements, with the exception of those matters described below. Accruals for any contingencies related to these items are recorded in the financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.

i)	On October 21, 2011 the Québec Court of Appeal ordered a subsidiary of APUC to pay approximately $5,400 (including interest) to the government of Québec relating to water lease payments that the APUC subsidiary has been paying to the St. Lawrence Seaway Management Corporation (“Seaway Management”) under its water lease with Seaway Management in prior years.

The water lease with Seaway Management contains an indemnification clause which management believes mitigates this claim and management intends to vigorously defend its position. As a result, the probability of loss, if any, and its quantification cannot be estimated at this time but could range from $nil to $5,800. In 2012, the Company paid an amount of $1,884 (2011 - $ nil) to the government of Québec in relation to the early years covered by the claim in order to mitigate the impact of accruing interests on any amount ultimately determined to be payable or recoverable.

ii)	The normal ongoing operations and historic activities of the Company are subject to various federal, state and local environmental laws and regulations and are regulated by agencies such as the United States Environmental Protection Agency and the New Hampshire Department of Environmental Services (“NHDES”). Like most other industrial companies, the gas and electric distribution utilities generate some hazardous wastes. Under federal and state Superfund laws, potential liability for historic contamination of property may be imposed on responsible parties jointly and severally, without fault, even if the activities were lawful when they occurred. In the case of regulated utilities these costs are often allowed in rate case proceedings to be recovered from rate payers over a specified period.

Prior to their acquisition by Liberty Utilities, EnergyNorth and Granite State were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historic operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the NHDES. The Company believes that obligations imposed on it because of those sites will not have a material impact on its results of operations or financial position.

The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $59,862 (U.S. $60,168) which at a discount rate of 3.5% represents the recorded accrual of $56,587 at December 31, 2012. This amount reflects the approval from the NHDES on December 10, 2012 of a Conceptual Remedial Design Report submitted to NHDES for removal of tar-impacted media at the Liberty Hill Road Site in New Hampshire. The NHDES approval at Liberty Hill Road Site reduced the overall cost estimate and consequently the Company withdrew its pending appeal. Remediation costs estimates for each site may vary, depending upon changing technologies and regulatory standards, selected end use for each site, and actual environmental conditions encountered.

By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, at December 31, 2012 the Company has reflected a regulatory asset of $59,789 for the MGP and related sites.

Estimated cash flows for site investigation and remediation costs in the next five years and thereafter are as follows:

2013	$2,433
2014	13,316
2015	18,836
2016	14,236
2017	996
Thereafter to 2046	10,045

$59,862

b)	Commitments

In addition to the commitments related to the proposed acquisitions disclosed in note 3 the following significant commitments exist at December 31, 2012.

As a result of the dam safety legislation passed in Quebec (Bill C93), APUC has completed technical assessments on its hydroelectric facility dams owned or leased within the Province of Quebec. The assessments have identified a number of remedial measures required to meet the new safety standards. APUC currently estimates further capital expenditures of approximately $16,900 over a period of five years related to compliance with the legislation.

APUC has outstanding purchase commitments for power purchases, gas delivery, service and supply, service agreements, capital project commitments and operating leases. Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Purchased power	$56,276	$42,999	$41,316	$—	$—	$—	$140,591

Gas delivery, service and supply agreements	25,165	16,792	14,977	5,777	5,207	52,461	120,379

Service agreements	27,147	18,610	17,827	22,253	23,023	566,903	675,763

Capital projects	3,110	500	—	—	—	—	3,610

Operating leases	4,405	4,099	3,792	3,284	3,202	69,562	88,344

Total	$116,103	$83,000	$77,912	$31,314	$31,432	$688,926	$1,028,687

Calpeco has entered into a five year all-purpose power purchase agreement with NV Energy to provide its full electric requirements at NV Energy’s “system average cost” rates. The PPA has an effective starting date of January 1, 2011 with a five year renewal option. The commitment amounts included in the table above are based on market prices as of December 31, 2012. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism. Granite State has several types of contracts for the purchase of electric power. Substantially all of these contracts require power to be delivered before the Company is obligated to make payment.